ENTITY-WIDE DISCLOSURES	9 Months Ended
Sep. 30, 2012
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 8 – Entity-wide disclosure:

       Revenues by geographic area were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
	U.S. $ in millions
United States:
Generic	$1,074	$863	$3,347	$2,715
Branded	1,468	1,090	4,330	3,034
Others	59	2	140	6
Total United States	2,601	1,955	7,817	5,755
Europe*:
Generic	798	917	2,457	2,828
Branded	376	242	1,143	772
Others	183	185	546	566
Total Europe	1,357	1,344	4,146	4,166
Rest of the World:
Generic	620	695	1,919	1,671
Branded	177	132	571	433
Others	217	218	615	611
Total Rest of the World	1,014	1,045	3,105	2,715
Total revenues	$4,972	$4,344	$15,068	$12,636

*All members of the European Union as well as Switzerland and Norway.